Organization and Description of the Business (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization And Description Of The Business [Line Items]
Retained Earnings (Accumulated Deficit), Total	$ (362,006,000)	$ (385,115,000)
Proceeds from Issuance of Private Placement	$ 13,000,000